8. RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 8. RELATED PARTY TRANSACTIONS

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all related party transactions.

From time to time the Company also enters into transactions with Computer Nerds International, Inc. (“Computer Nerds”), a company owned by certain of the Company’s Officers, including:

●	The Company purchased inventories and products for sale from Computer Nerds totaling approximately $7,700,000 and $86,000 during the nine months ended September 30, 2012 and 2011, respectively. The Company’s sales to Computer Nerds totaling approximately $2,200 and $0 during the nine months ended September 30, 2012 and 2011, respectively. Accounts payable to Computer Nerds as of September 30, 2012 and December 31, 2011, was $328,488 and $300,939, respectively, and were reflected as accounts payable – related party in the accompanying consolidated balance sheets.

Additionally, on October 25, 2011, the Company, through its subsidiary, Superwarehouse, entered into a Distribution Agreement (the “Computer Nerds Agreement”) with Computer Nerds whereby the Company appoints Computer Nerds as its non-exclusive distributor of the Company’s products in order to market, promote, distribute, and sell the product to its customers, directly or indirectly and shall include all products, territories, geographies, customers and markets without restriction. The initial term of the Computer Nerds Agreement began on October 25, 2011 and shall end on December 31, 2012. The term shall automatically renew for a one year period on each subsequent anniversary date of the effective date.  The Company may give written notice of its intent to terminate this agreement at anytime. Pursuant to the Computer Nerds Agreement, Computer Nerds agrees to charge the Company its cost plus 2% distributor fee.

On July 30, 2012, the Company, through its subsidiary, Superwarehouse, entered into an Amended Distribution Agreement (the “Amended Agreement”) with Computer Nerds whereby the Company extended the term up to March 31, 2013. Pursuant to the Amended Agreement, effective August 1, 2012, the distributor fee will be lowered to 1.5% from 2%. All other terms and conditions of the original agreement remain in full force and effect. The Company paid approximately $142,000 of the distributor fee during the nine months ended September 30, 2012.

In October 2011, the Company issued promissory notes to three officers of the Company in an aggregate amount of $150,000. The notes were due in January 2012 and bore interest at a rate of 18% per annum. Accrued interest as of December 31, 2011, amounted to $6,505. Between January 2012 and February 2012, the Company paid off the principal and accrued interest from such promissory notes.

On February 15, 2012, the Company issued a promissory note to a related party, who is a shareholder of the Company, for $25,000. The note bears an annual interest rate of 6% per annum. The principal amount together with accrued interest will be due on the closing date of the Company’s financing pursuant to its February 2012 Private Placement Memorandum. On April 30, 2012, the Company paid off the principal and accrued interest from such promissory note.

NOTE 8 – RELATED PARTY TRANSACTIONS

The Company had leased its principal executive offices, totaling approximately 1,500 square feet, from a company which is owned by the Company’s Executive Officers and Directors and two other partners, one of which is a principal shareholder of the Company.  Pursuant to an agreement that expired on May 31, 2011 at $12,000 per annum.  An addendum had been signed which had extended the lease to September 30, 2011 at $1,000 per month. The Company is no longer leasing such executive office space after September 30, 2011.

From time to time the Company also enters into transactions with Computer Nerds International, Inc. (“Computer Nerds”), a company owned by certain of the Company’s Officers, including:

•	From time to time Computer Nerds had advanced us funds for working capital. The loans were due on demand and interest free. At December 31, 2011 and December 31, 2010 the Company owed $0 and $9,119, respectively.

•	The Company purchased inventories and products for sale from Computer Nerds totaling approximately $2,113,000 and $9,000 during the years ended December 31, 2011 and 2010, respectively. The Company’s sales to Computer Nerds totaling approximately $500 and $0 during the years ended December 31, 2011 and 2010, respectively. Accounts payable to Computer Nerds as of December 31, 2011 and 2010, was $300,939 and $4,180, respectively, and were reflected as accounts payable – related party in the accompanying consolidated balance sheets.

Additionally, on October 25, 2011, the Company, through its subsidiary, Superwarehouse, entered into a Distribution Agreement (the “Agreement”) with Computer Nerds whereby the Company appoints Computer Nerds as its non-exclusive distributor of the Company’s products in order to market, promote, distribute, and sell the product to its customers, directly or indirectly and shall include all products, territories, geographies, customers and markets without restriction. The initial term of this Agreement began on October 25, 2011 and shall end on December 31, 2012. The term shall automatically renew for a one year period on each subsequent anniversary date of the effective date.  The Company may give written notice of its intent to terminate this Agreement at anytime. Pursuant to the Agreement, Computer Nerds agrees to charge the Company its cost plus 2% distributor fee. The Company paid approximately $38,000 of the 2% distributor fee during the year ended December 31, 2011.

At December 31, 2010, the Company’s Executive Officers and Directors had advanced an aggregate of $30,210 representing a working capital advance to the Company.  These loans were due on demand and bore interest at a rate of 6% per annum effective January 1, 2010. Accrued interest as of December 31, 2011 and 2010, amounted to $0 and $1,710, respectively, and were included in due to related parties as reflected in the accompanying consolidated balance sheets.  In October 2011, the Company paid off the principal and accrued interest from such related party loan.

In October 2011, the Company issued promissory notes to three officers of the Company in an aggregate amount of $150,000. The notes were due in January 2012 and bore interest at a rate of 18% per annum. Accrued interest as of December 31, 2011, amounted to $6,505. Between January 2012 and February 2012, the Company paid off the principal and accrued interest from such promissory notes.

At December 31, 2009, the Company recorded $2,000 stock subscription receivable representing common stock subscription sale to an officer in fiscal year 2009.  At December 31, 2011 and 2010, the Company collected subscription receivable of $200 and $1,800, respectively.

During fiscal 2011, the Company advanced $2,691 to a shareholder of the Company. This advance is due on demand and non-interest bearing. Such advance is expected to be collected on April 30, 2012.